Schedule of Company’s Notes Payable Related Parties (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Short-Term Debt [Line Items]
Notes payable, gross
Unamortized debt discount
Related Party [Member]
Short-Term Debt [Line Items]
Notes payable, gross	$ 6,380,000		$ 5,005,000
Unamortized debt discount	142,766		202,885
Notes payable – related party	$ 6,237,234		$ 4,802,115
Note Holder One [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 19, 2023		Apr. 19, 2023
Maturity Date	Apr. 19, 2024		Apr. 19, 2024
Shares Issued with Debt	250,000	[1],[2]	250,000
Interest Rate	10.00%		10.00%
Default Interest Rate	18.00%		18.00%
Collateral	All assets		All assets
Collateral amount	$ 1,500,000		$ 1,500,000
Note Holder Two [Member]
Short-Term Debt [Line Items]
Issue Date	Sep. 22, 2023		Sep. 22, 2023	[3]
Maturity Date	Apr. 19, 2024		Mar. 22, 2024	[3]
Shares Issued with Debt	150,000	[1],[2]	150,000	[3]
Interest Rate	10.00%		10.00%	[3]
Default Interest Rate	18.00%		18.00%	[3]
Collateral	All assets		All assets	[3]
Collateral amount	$ 600,000		$ 600,000	[3]	[3]
Note Holder Three [Member]
Short-Term Debt [Line Items]
Issue Date	Oct. 13, 2023		Oct. 13, 2023	[4]
Maturity Date	Apr. 19, 2024		Jan. 13, 2024	[4]
Shares Issued with Debt	440,000	[1],[2]	260,000	[4]
Interest Rate	0.00%		0.00%	[4]
Default Interest Rate	18.00%		18.00%	[4]
Collateral	All assets		All assets	[4]
Collateral amount	$ 320,000		$ 320,000	[4]	[4]
Note Holder Four [Member]
Short-Term Debt [Line Items]
Issue Date	Jul. 05, 2023		Jul. 05, 2023
Maturity Date	May 05, 2024		Jan. 05, 2024
Shares Issued with Debt
Interest Rate	8.00%		8.00%
Default Interest Rate	18.00%		18.00%
Collateral	All assets		All assets
Collateral amount	$ 440,000		$ 440,000
Note Holder Five [Member]
Short-Term Debt [Line Items]
Issue Date	Aug. 02, 2023		Aug. 02, 2023
Maturity Date	Apr. 02, 2024		Feb. 02, 2024
Shares Issued with Debt
Interest Rate	8.00%		8.00%
Default Interest Rate	18.00%		18.00%
Collateral	All assets		All assets
Collateral amount	$ 440,000		$ 440,000
Note Holder Six [Member]
Short-Term Debt [Line Items]
Issue Date	Aug. 23, 2023		Aug. 23, 2023
Maturity Date	Apr. 23, 2024		Feb. 23, 2024
Shares Issued with Debt
Interest Rate	8.00%		8.00%
Default Interest Rate	18.00%		18.00%
Collateral	All assets		All assets
Collateral amount	$ 110,000		$ 110,000
Note Holder Seven [Member]
Short-Term Debt [Line Items]
Issue Date	Aug. 30, 2023		Aug. 30, 2023
Maturity Date	Apr. 29, 2024		Feb. 29, 2024
Shares Issued with Debt
Interest Rate	8.00%		8.00%
Default Interest Rate	18.00%		18.00%
Collateral	All assets		All assets
Collateral amount	$ 165,000		$ 165,000
Note Holder Eight [Member]
Short-Term Debt [Line Items]
Issue Date	Sep. 06, 2023		Sep. 06, 2023
Maturity Date	May 06, 2024		Jan. 06, 2024
Shares Issued with Debt
Interest Rate	8.00%		8.00%
Default Interest Rate	18.00%		18.00%
Collateral	All assets		All assets
Collateral amount	$ 220,000		$ 220,000
Note Holder Nine [Member]
Short-Term Debt [Line Items]
Issue Date	Sep. 13, 2023		Sep. 13, 2023
Maturity Date	May 13, 2024		Jan. 13, 2024
Shares Issued with Debt
Interest Rate	8.00%		8.00%
Default Interest Rate	18.00%		18.00%
Collateral	All assets		All assets
Collateral amount	$ 110,000		$ 110,000
Note Holder Ten [Member]
Short-Term Debt [Line Items]
Issue Date	Nov. 03, 2023		Nov. 03, 2023
Maturity Date	May 03, 2024		Jan. 03, 2024
Shares Issued with Debt
Interest Rate	8.00%		8.00%
Default Interest Rate	18.00%		18.00%
Collateral	All assets		All assets
Collateral amount	$ 165,000		$ 165,000
Note Holder Eleven [Member]
Short-Term Debt [Line Items]
Issue Date	Nov. 21, 2023		Nov. 21, 2023
Maturity Date	May 21, 2024		Jan. 21, 2024
Shares Issued with Debt
Interest Rate	8.00%		8.00%
Default Interest Rate	18.00%		18.00%
Collateral	All assets		All assets
Collateral amount	$ 220,000		$ 220,000
Note Holder Twelve [Member]
Short-Term Debt [Line Items]
Issue Date	Dec. 04, 2023		Dec. 04, 2023
Maturity Date	Jun. 04, 2024		Feb. 04, 2024
Shares Issued with Debt
Interest Rate	8.00%		8.00%
Default Interest Rate	18.00%		18.00%
Collateral	All assets		All assets
Collateral amount	$ 220,000		$ 220,000
Note Holder Thirteen [Member]
Short-Term Debt [Line Items]
Issue Date	Dec. 13, 2023		Dec. 13, 2023
Maturity Date	Jun. 13, 2024		Feb. 13, 2024
Shares Issued with Debt
Interest Rate	8.00%		8.00%
Default Interest Rate	18.00%		18.00%
Collateral	All assets		All assets
Collateral amount	$ 165,000		$ 165,000
Note Holder Fourteen [Member]
Short-Term Debt [Line Items]
Issue Date	Dec. 18, 2023		Dec. 18, 2023
Maturity Date	Jun. 18, 2024		Feb. 18, 2024
Shares Issued with Debt
Interest Rate	8.00%		8.00%
Default Interest Rate	18.00%		18.00%
Collateral	All assets		All assets
Collateral amount	$ 110,000		$ 110,000
Note Holder Fifteen [Member]
Short-Term Debt [Line Items]
Issue Date	Dec. 20, 2023		Dec. 20, 2023
Maturity Date	Jun. 20, 2024		Feb. 20, 2024
Shares Issued with Debt
Interest Rate	8.00%		8.00%
Default Interest Rate	18.00%		18.00%
Collateral	All assets		All assets
Collateral amount	$ 55,000		$ 55,000
Note Holder Sixteen [Member]
Short-Term Debt [Line Items]
Issue Date	Dec. 27, 2023		Dec. 27, 2023
Maturity Date	Jun. 27, 2024		Feb. 27, 2024
Shares Issued with Debt
Interest Rate	8.00%		8.00%
Default Interest Rate	18.00%		18.00%
Collateral	All assets		All assets
Collateral amount	$ 165,000		$ 165,000

[1]	See discussion below regarding global amendment for Notes #1, #2 and #3.
[2]	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.
[3]	See discussion below regarding global amendment for Notes #2 and #3.
[4]	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.